UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  February 13, 2006

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		47

FORM 13F Information Table Value Total:	$136,273,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1698    36587 SH       SOLE                    36587
ASML Holding N V ADR           COM              N07059111     5356   266720 SH       SOLE                    72675            194045
ATMI Inc.                      COM              00207R101      467    16695 SH       SOLE                      395             16300
Adobe                          COM              00724F101     1619    43795 SH       SOLE                     2701             41094
Affymetrix                     COM              00826T108     3537    74077 SH       SOLE                     9133             64944
Altria Group, Inc.             COM              718154107      261     3489 SH       SOLE                     3489
Amdocs                         COM              G02602103     3671   133501 SH       SOLE                    23046            110455
Armor Holdings Inc.            COM              042260109      369     8655 SH       SOLE                      130              8525
BJ's Restaurants Inc.          COM              09180C106     2321   101518 SH       SOLE                    17928             83590
Barr Pharmaceuticals, Inc.     COM              068306109     5607    90011 SH       SOLE                     1635             88376
Bio Reference Lab              COM              09057G602     1504    79937 SH       SOLE                     7227             72710
Biovail Corporation            COM              09067J109     8768   369474 SH       SOLE                    82154            287320
Blue Earth Refineries          COM              G11999102      478   442979 SH       SOLE                   131185            311794
CR Bard                        COM              067383109     4765    72290 SH       SOLE                    13775             58515
China Medical Technology ADS   COM              169483104     2085    65618 SH       SOLE                    11823             53795
Dell Inc.                      COM              247025109      635    21191 SH       SOLE                    21191
Ditech                         COM              25500M103      458    54885 SH       SOLE                                      54885
Flir Systems                   COM              302445101     4615   206672 SH       SOLE                    40000            166672
Fuelnation, Inc.               COM              359528205      176   247980 SH       SOLE                   247980
General Electric               COM              369604103      830    23686 SH       SOLE                    23686
Headwaters, Inc.               COM              42210P102     3084    87030 SH       SOLE                    16940             70090
Helen of Troy Limited          COM              G4388N106     2253   139873 SH       SOLE                    23143            116730
Home Depot                     COM              437076102      281     6942 SH       SOLE                     6942
IVAX Corp                      COM              465823102     1456    46476 SH       SOLE                                      46476
Inksure Technology             COM              45727E106      108    37315 SH       SOLE                                      37315
Intel Corp.                    COM              458140100      818    32784 SH       SOLE                    32784
Jamdat Mobile                  COM              47023T100      445    16746 SH       SOLE                     1126             15620
Jetblue Airways                COM              477143101     2397   155855 SH       SOLE                    28800            127055
KHD Humboldt Wedag Inter'l Ltd COM              482462108     8078   364689 SH       SOLE                   108892            255797
KV Pharmaceutical Cl A         COM              482740206     9695   470633 SH       SOLE                    94978            375655
Kensey Nash Corp.              COM              490057106     4931   223844 SH       SOLE                    38897            184947
L3 Communications Hldg         COM              502424104     5417    72855 SH       SOLE                    14003             58852
Lehman Brothers Hldgs          COM              524908100     3838    29943 SH       SOLE                      133             29810
Monro Muffler Brake Inc        COM              610236101      857    28257 SH       SOLE                     1597             26660
Mymetics Corp                  COM              62856A102       11   271785 SH       SOLE                   123229            148556
NII Holdings                   COM              62913F201     6822   156190 SH       SOLE                    32402            123788
Namtai Electronics             COM              629865205     3401   151170 SH       SOLE                    26428            124742
Novellus Systems               COM              670008101     4173   173003 SH       SOLE                    33483            139520
PetSmart Inc.                  COM              716768106     4182   162970 SH       SOLE                    18400            144570
Pfizer                         COM              717081103      346    14841 SH       SOLE                    14841
QUALCOMM                       COM              747525103     1839    42699 SH       SOLE                    42699
Safenet Inc.                   COM              78645R107     8978   278643 SH       SOLE                    52934            225709
Scientific Games               COM              80874P109     7410   271639 SH       SOLE                    45581            226058
Sprint Nextel Corp.            COM              852061100      960    41085 SH       SOLE                    41085
Staples Inc.                   COM              855030102     2870   126378 SH       SOLE                    27116             99262
Symantec Corp                  COM              871503108     2179   124490 SH       SOLE                    11684            112806
Veeco Instr                    COM              922417100      223    12875 SH       SOLE                                      12875